Form N-CSR Cover	6 Months Ended
Apr. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Document Period End Date	Apr. 30, 2024